Business combinations - ABN AMRO (Channel Islands) Limited Acquisition (Details) £ in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Jul. 15, 2019 GBP (£)	Jul. 15, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019
Customer Relationships
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, useful life					15 years
ABN AMRO (Channel Islands) Limited Acquisition
Business Acquisition [Line Items]
Payments to acquire businesses	£ 160.7	$ 201.1
Clients assets custody fees		$ 4,700.0
Legal and professional transaction costs				$ 5.4
Total net revenue			$ 13.7
Net income			$ 1.5
ABN AMRO (Channel Islands) Limited Acquisition | Customer Relationships
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, useful life				15 years